Average Annual Total Returns - VIPFreedomFunds-InitialServiceService2ComboPRO - VIPFreedomFunds-InitialServiceService2ComboPRO - VIP Freedom 2035 Portfolio	Apr. 30, 2025
VIP Freedom 2035 Portfolio - Initial Class | Return Before Taxes
Average Annual Return:
Past 1 year	11.03%
Past 5 years	7.84%
Past 10 years	8.28%
VIP Freedom 2035 Portfolio - Service Class | Return Before Taxes
Average Annual Return:
Past 1 year	10.93%
Past 5 years	7.73%
Past 10 years	8.17%
VIP Freedom 2035 Portfolio - Service Class 2 | Return Before Taxes
Average Annual Return:
Past 1 year	10.77%
Past 5 years	7.56%
Past 10 years	8.01%
SP001
Average Annual Return:
Past 1 year	25.02%
Past 5 years	14.53%
Past 10 years	13.10%
IXWFX
Average Annual Return:
Past 1 year	11.50%
Past 5 years	7.33%
Past 10 years	8.10%